Labor and Social Obligations - Restricted stock units (Details) - Restricted stock units - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Labor and social obligations
Share-based compensation expense	R$ 51,231
Share-based compensation expense, principal amount	33,160
Share-based compensation expense, taxes and contributions amount	R$ 18,071
Board members
Labor and social obligations
Vesting period (in years)		1 year
Minimum
Labor and social obligations
Multiplication rate for calculation of vested shares	80.00%
Maximum
Labor and social obligations
Multiplication rate for calculation of vested shares	120.00%